Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of other current liabilities
Other current liabilities consisted of the following as of June 30, 2022 and December 31, 2021.

	As of
	June 30, 2022	December 31, 2021
	(Euros in thousands)

Income tax liability	1,145	—
Payroll tax	400	1,760
Accrual for vacation	1,194	607
Other	174	134

Total	2,913	2,501